UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1.	Schedules of Investments (Unaudited)

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.54%

Basic Materials - 0.92%
LyondellBasell Industries - Class A	1,841	$167,881
Newmont Mining Corp.	1,746	57,548
Sherwin-Williams Co.	457	141,757
		367,186
Communications - 9.04%
Alphabet, Inc. - Class A (a)	152	128,866
F5 Networks, Inc. (a)	12,380	1,765,017
Scripps Networks Interactive, Inc.- Class A	2,133	167,163
VeriSign, Inc. (a)	17,860	1,555,785
		3,616,831
Consumer, Cyclical - 14.47%
Alaska Air Group, Inc.	1,180	108,820
American Airlines Group, Inc.	3,954	167,254
AutoZone, Inc. (a)	1,983	1,433,808
Bed Bath & Beyond, Inc.	1,985	78,328
Best Buy Co., Inc.	3,207	157,624
Coach, Inc.	3,662	151,350
Delta Air Lines, Inc.	3,515	161,549
Ford Motor Co.	7,859	91,479
Fossil Group, Inc. (a)	936	16,333
GameStop Corp. - Class A	2,140	48,257
Home Depot, Inc.	1,222	179,426
Kohl’s Corp.	1,525	60,710
L Brands, Inc.	8,709	410,194
Marriott International, Inc. - Class A	2,480	233,566
McDonald’s Corp.	11,483	1,488,312
Michael Kors Holdings Ltd. (a)	2,440	92,988
Nordstrom, Inc.	2,998	139,617
PACCAR, Inc.	695	46,704
TJX Cos., Inc.	6,569	519,477
United Continental Holdings, Inc. (a)	2,907	205,350
		5,791,146
Consumer, Non-cyclical - 27.99%
Altria Group, Inc.	12,517	893,964
AmerisourceBergen Corp.	2,044	180,894
Campbell Soup Co.	15,269	873,998
Clorox Co.	1,832	247,009
Danaher Corp.	3,975	339,982
DaVita, Inc. (a)	20,315	1,380,811
Endo International PLC (a)	3,850	42,966
Express Scripts Holding Co. (a)	6,728	443,442
General Mills, Inc.	25,752	1,519,626
Gilead Sciences, Inc.	16,811	1,141,803
HCA Holdings, Inc. (a)	459	40,846
Humana, Inc.	152	31,333
Kellogg Co.	4,463	324,058
Kimberly-Clark Corp.	5,493	723,044
Laboratory Corp. of America Holdings (a)	1,375	197,271
McKesson Corp.	152	22,536
Moody’s Corp.	1,225	137,249
Philip Morris International, Inc.	15,603	1,761,579
Quanta Services, Inc. (a)	1,834	68,060
Quest Diagnostics, Inc.	3,058	300,265
Robert Half International, Inc.	6,257	305,529
Total System Services, Inc.	2,441	130,496
United Rentals, Inc. (a)	763	95,413
		11,202,174

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK (Continued) - 96.54%

Energy - 2.25%
Apache Corp.	458	$23,537
Baker Hughes, Inc. (a)	742	44,386
Devon Energy Corp.	2,293	95,664
Diamond Offshore Drilling, Inc. (a)	2,288	38,232
Ensco PLC - Class A	1,677	15,009
Helmerich & Payne, Inc.	1,220	81,215
Marathon Petroleum Corp.	1,080	54,583
ONEOK, Inc.	1,069	59,265
Southwestern Energy Co. (a)	8,410	68,710
Tesoro Corp.	1,412	114,457
Transocean Ltd. (a)	16,384	203,981
Valero Energy Corp.	1,533	101,623
		900,662
Financials - 1.75%
Affiliated Managers Group, Inc.	1,539	252,304
Alliance Data Systems Corp.	304	75,696
Marsh & McLennan Cos., Inc.	5,047	372,923
		700,923
Industrials - 20.82%
3M Co.	6,425	1,229,295
AMETEK, Inc.	3,489	188,685
Amphenol Corp. - Class A	2,438	173,512
CH Robinson Worldwide, Inc.	13,742	1,062,119
Fortive Corp.	1,981	119,296
Harris Corp.	6,868	764,202
L3 Technologies, Inc.	10,976	1,814,223
Northrop Grumman Corp.	2,133	507,313
Raytheon Co.	7,758	1,183,095
United Parcel Service, Inc. - Class B	12,055	1,293,502
		8,335,242
Technology - 18.16%
Accenture PLC - Class A	1,832	219,620
Analog Devices, Inc.	1,559	127,760
Apple, Inc.	7,328	1,052,740
CA, Inc.	53,056	1,682,936
Dell Technologies, Inc. - Class V (a)	1,407	90,161
Dun & Bradstreet Corp.	8,251	890,613
Fiserv, Inc. (a)	10,216	1,178,007
HP, Inc.	5,958	106,529
International Business Machines Corp.	1,832	319,024
KLA-Tencor Corp.	2,749	261,348
Micron Technology, Inc. (a)	5,499	158,921
Microsoft Corp.	3,982	262,255
Oracle Corp.	19,827	884,482
Seagate Technology PLC	764	35,091
		7,269,487
Utilities - 1.14%
AES Corp.	15,878	177,516
FirstEnergy Corp.	5,500	175,010
NiSource, Inc.	3,056	72,702
Exelon Corp.	916	32,958
		458,186

TOTAL COMMON STOCK (Cost $37,201,849)		38,641,837

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 3.44%
MUFG Institutional Trust Deposit Account - IV, 0.30% (b) (Cost $1,376,163)	1,376,163	$1,376,163

TOTAL INVESTMENTS (Cost $38,578,012) - 99.98%		$40,018,000
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 0.02%		7,345
NET ASSETS - 100%		$40,025,345

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Rate shown represents the 7-day yield at March 31, 2017, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds Cognios Large Cap Growth Fund

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.07%

Communications - 11.62%
Amazon.com, Inc. (a)	213	$188,833
Charter Communications, Inc. - Class A (a)	218	71,356
Facebook, Inc. - Class A (a)	1,217	172,875
Symantec Corp.	4,238	130,022
		563,086
Consumer, Cyclical - 4.47%
Home Depot, Inc.	835	122,603
Ulta Beauty, Inc. (a)	329	93,841
		216,444
Consumer, Non-cyclical - 21.19%
Abbott Laboratories	3,010	133,674
Boston Scientific Corp. (a)	2,591	64,438
Eli Lilly & Co.	1,615	135,838
Equifax, Inc.	665	90,932
GlaxoSmithKline PLC - ADR	4,027	169,778
Henry Schein, Inc. (a)	513	87,195
Philip Morris International, Inc.	819	92,465
Quest Diagnostics, Inc.	1,141	112,035
Reynolds American, Inc.	2,219	139,841
		1,026,196
Financials - 15.41%
Bank of America Corp.	6,632	156,449
Bank of Nova Scotia	1,635	95,762
Goldman Sachs Group, Inc.	323	74,200
Huntington Bancshares, Inc.	5,293	70,873
Morgan Stanley	4,074	174,530
PNC Financial Services Group, Inc.	491	59,038
Progressive Corp.	2,952	115,659
		746,511
Industrials - 13.09%
3M Co.	425	81,315
Canadian National Railway Co.	1,164	86,055
CSX Corp.	1,665	77,506
Eaton Corp PLC	1,186	87,942
Mettler-Toledo International, Inc. (a)	143	68,484
Republic Services, Inc.	1,134	71,227
Roper Technologies, Inc.	447	92,301
Union Pacific Corp.	654	69,272
		634,102
Technology - 30.29%
Adobe Systems, Inc. (a)	1,075	139,890
Apple, Inc.	1,490	214,053
Applied Materials, Inc.	3,328	129,458
Check Point Software Technologies Ltd. (a)	1,259	129,249
Lam Research Corp.	613	78,685
Micron Technology, Inc. (a)	7,861	227,183
Microsoft Corp.	1,496	98,527
MSCI, Inc.	933	90,678
Seagate Technology PLC	1,755	80,607
STMicroelectronics - ADR	5,530	85,494
Texas Instruments, Inc.	947	76,290
Western Digital Corp.	1,416	116,862
		1,466,976

TOTAL COMMON STOCK (Cost $4,412,542)		4,653,315

Cognios Funds Cognios Large Cap Growth Fund

Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 3.91%
MUFG Institutional Trust Deposit Account - IV, 0.30% (b) (Cost $189,376)	189,376	$189,376

TOTAL INVESTMENTS (Cost $4,601,918) - 99.98%		$4,842,691
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.02%		951
NET ASSETS - 100%		$4,843,642

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Rate shown represents the 7-day yield at March 31, 2017, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds

Notes to the Schedules of Investments
March 31, 2017 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”) and the Cognios Large Cap Growth Fund (the “Growth Fund”), (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2017:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$38,641,837	—	—	$38,641,837
Money market funds	1,376,163	—	—	1,376,163
Total Investments in Securities	$40,018,000	—	—	$40,018,000
Growth Fund:
Common Stock (b)	$4,653,315	—	—	$4,653,315
Money market funds	189,376	—	—	189,376
Total Investments in Securities	$4,842,691	—	—	$4,842,691

(a)       As of and during the period since inception from October 3, 2016 through March 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the period since inception from October 3, 2016 through March 31, 2017.

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2017 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$35,747,828	$5,482,582	$(1,212,410)	$4,270,172
Growth Fund	4,599,513	272,321	(29,143)	243,178

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 24, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	May 24, 2017